Property, Plant and Equipment - Schedule of Accumulated Depreciation of Property, Plant and Equipment (Details) - Accumulated amortization [Member] - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accumulated Depreciation of Property, Plant and Equipment [Line Items]
Balance at beginning of year	$ 23,109	$ 23,528
Depreciation expense	1,054	1,027
Conversion effects	1,443	(1,446)
Balance at end of year	25,606	23,109
Buildings [Member]
Schedule of Accumulated Depreciation of Property, Plant and Equipment [Line Items]
Balance at beginning of year	1,318	1,286
Depreciation expense	57	63
Conversion effects	(20)	(31)
Balance at end of year	1,355	1,318
Machinery and equipment [Member]
Schedule of Accumulated Depreciation of Property, Plant and Equipment [Line Items]
Balance at beginning of year	21,619	22,074
Depreciation expense	990	957
Conversion effects	1,470	(1,412)
Balance at end of year	24,079	21,619
Transportation equipment [Member]
Schedule of Accumulated Depreciation of Property, Plant and Equipment [Line Items]
Balance at beginning of year	87	86
Depreciation expense	2	2
Conversion effects	(4)	(1)
Balance at end of year	85	87
Furniture, mixtures and computer equipment [Member]
Schedule of Accumulated Depreciation of Property, Plant and Equipment [Line Items]
Balance at beginning of year	85	82
Depreciation expense	5	5
Conversion effects	(3)	(2)
Balance at end of year	$ 87	$ 85